Income Taxes - Deferred tax components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of deferred tax assets and liabilties
Foreign withholding taxes	$ 416	$ 196
Foreign loss carryforwards	(489)	(528)
Valuation allowance	489	528
Total deferred tax liability, net	$ 416	$ 196